GRANTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

12.GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

	December 31, 2024	December 31, 2023
	$	$
Grants receivable	886	1,182
Deferred expenses	-	87
Other receivables	124	65
Grants receivable and other current assets	1,010	1,334

Grants

In August 2019, the Company completed the closing of a federally funded grant with Sustainable Development Technology Canada (“SDTC”) for a total of $4,250. The SDTC decided in March 2021 to increase the grant by an additional $223. This grant supported the Company to build and to operate the Purification Demonstration Plant in Bécancour. As at December 31, 2024, the remaining balance of grants receivable related to this program is $425 ($425 in 2023), which was received in January 2025.

The Company completed the closing of another grant agreement in August 2022 with SDTC for a total of $5,750. This grant supported the Company in the construction and ongoing batch testing of the Coating Demonstration Plant in Saint-Michel-des-Saints. As at December 31, 2024, the balance of grants receivable related to this program is nil (nil in 2023), as the company has a deferred grant position of $752 ($1,011 in 2023) for this program.

In April 2020, the Company completed the closing of a grant agreement with Transition énergétique Québec (“TEQ”), a Quebec government funded program, that provided financial support for the construction and operation of the Purification Demonstration Plant in Bécancour. This additional grant of $3,000 was secured via TEQ’s Technoclimat program. As at December 31, 2024, the balance of grants receivable related to this program is $300 ($300 in 2023), which is expected to be received in 2025.

The Company entered into another grant agreement effective January 2022 with TEQ for a total of $3,000. This grant supported the Company in the construction and ongoing batch testing of the Coating Demonstration Plant in Saint-Michel-des-Saints. As at December 31, 2024, the balance of grants receivable related to this program is nil (nil in 2023), as the company has a deferred grant position of $33 ($244 in 2023) for this program.

The remaining $161 grants receivable as at December 31, 2024 is composed of various other grant programs that will be received and the Company has reasonable assurance that it will continue to comply with the conditions associated with these grants.

Deferred Grants

As at December 31, 2024, the Company has $785 ($1,255 in 2023) recorded as deferred grants in current liabilities in connection with the SDTC and TEQ program related to the Coating Demonstration Plant in Saint-Michel-des-Saints. The Company expects to incur sufficient expenditures by the end of the project grants timeframe to meet the conditions outlined in the agreement.